Schedule of geographic concentration of the company’s assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	$ 869,081	$ 800,735
Accounts receivables and other receivables, net	2,489,535	5,528,826
Income taxes receivable	1,373,310	1,657,829
Other current assets	990,815	2,778,826
Property and equipment, net	574,334	593,357
Intangible assets, net	7,074,524	6,168,534
Total Assets	13,403,906	17,560,043
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	756,936	648,453
Accounts receivables and other receivables, net
Income taxes receivable	1,260,843	1,607,754
Other current assets	1,039,853	2,697,852
Property and equipment, net	574,334	593,358
Intangible assets, net	7,074,524	6,168,534
Total Assets	10,706,490	11,715,951
NIGERIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	5,139	33,458
Accounts receivables and other receivables, net	2,303,820	2,052,086
Other current assets	9,056	35,125
Total Assets	2,318,015	2,120,669
ARGENTINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	7,844	49,740
Accounts receivables and other receivables, net	163,021	2,975,215
Other current assets	16,144	6,818
Total Assets	187,009	3,031,773
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	131,469	101,020
Accounts receivables and other receivables, net	22,694	501,525
Income taxes receivable	214	50,075
Other current assets	38,016	39,030
Total Other	$ 192,393	$ 691,650